CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
CAPITAL LEASE OBLIGATIONS
(14)	CAPITAL LEASE OBLIGATIONS

In December 2009 and 2011, the Group sold certain newly purchased equipment and equipment pending installation (collectively “Leased Assets”) with carrying amounts of US$ 43,973 and US$ 113,621 to third-parties (the “purchaser-lessors”) for cash consideration of US$ 43,935 and US$ 95,526, respectively, and simultaneously entered into a 3 year contract and several 2-4 year contracts to lease back the Leased Assets from the purchaser-lessors. Pursuant to the terms of the contract, the Group is required to pay to the purchaser-lessors quarterly lease payments over 2-4 years and is entitled to a bargain purchase option at the end of the lease. The leases are classified as capital leases. In connection with these sale-leaseback transactions, the Group recognized a loss of approximately US$ 38 and US$ 18,095 during the years ended December 31, 2009 and 2011 respectively, which is being deferred and amortized in the consolidated statements of operations over the useful life of the leased assets.

The gross amount of plant and equipment and related accumulated amortization recorded under capital leases are as follows:

	December 31, 2010	December 31, 2011
Plant and machinery	71,886	119,086
Less: accumulated amortization	(8,618)	(9,824)

	63,268	109,262
Construction-in-progress – equipment pending installation	38,588	24,053

	101,856	133,315

Amortization of assets held under capital leases is included with depreciation expense.

Future minimum lease payments under capital lease obligations as of December 31, 2011 are as follows:

Year ending December 31:
2012	47,903
2013	29,292
2014	25,526
2015	12,487

Total minimum lease payments	115,208
Less: Amounts representing interest (at interest rate of 6.98%)	(12,106)

Present value of minimum payments	103,102
Current portion	(41,738)

Non-current portion	61,364